Schedule IV - Mortgage Loans on Real Estate - Carrying Amount (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	206
Prior Liens	$ 813,662
Unpaid Principal Balance	2,648,641
Carrying Amount	1,659,217			$ 3,223,762	$ 3,430,608	$ 4,046,093
Principal Amount Subject to Delinquent Principal or Interest	$ 449,888
Threshold for aggregation (less than)	3.00%
Allowance for loan losses	$ 32,940	$ 36,357	$ 53,980	52,709	$ 67,980	$ 37,571
Aggregate cost basis of loans for federal income tax purposes	1,700,000
Loans held for investment, net
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	$ 32,940	$ 36,357		$ 52,709
First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	18
Prior Liens	$ 0
Unpaid Principal Balance	546,388
Carrying Amount	548,203
Principal Amount Subject to Delinquent Principal or Interest	$ 132,570
Subordinated Debt and Mezzanine
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	9
Prior Liens	$ 813,662
Unpaid Principal Balance	661,597
Carrying Amount	662,537
Principal Amount Subject to Delinquent Principal or Interest	$ 101,927
Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	176
Prior Liens	$ 0
Unpaid Principal Balance	1,331,712
Carrying Amount	340,681
Principal Amount Subject to Delinquent Principal or Interest	$ 215,391
Corporate loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	3
Prior Liens	$ 0
Unpaid Principal Balance	108,944
Carrying Amount	107,796
Principal Amount Subject to Delinquent Principal or Interest	$ 0
Retail | Corporate loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	14.00%
Prior Liens	$ 0
Unpaid Principal Balance	67,009
Carrying Amount	66,188
Principal Amount Subject to Delinquent Principal or Interest	$ 0
Corporate | Corporate loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	2
Prior Liens	$ 0
Unpaid Principal Balance	41,935
Carrying Amount	41,608
Principal Amount Subject to Delinquent Principal or Interest	$ 0
Corporate | Corporate loans | Minimum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	8.00%
Corporate | Corporate loans | Maximum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	13.00%
Various, USA | Multifamily | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	99
Unpaid Principal Balance	$ 43,913
Carrying Amount	29,140
Principal Amount Subject to Delinquent Principal or Interest	$ 7,425
Various, USA | Office | Subordinated Debt and Mezzanine
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	2
Prior Liens	$ 78,000
Unpaid Principal Balance	31,027
Carrying Amount	28,107
Principal Amount Subject to Delinquent Principal or Interest	$ 0
Various, USA | Office | Subordinated Debt and Mezzanine | Minimum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	8.00%
Various, USA | Office | Subordinated Debt and Mezzanine | Maximum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	12.00%
Various, USA | Retail | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	8.60%
Prior Liens	$ 0
Unpaid Principal Balance	45,575
Carrying Amount	46,038
Principal Amount Subject to Delinquent Principal or Interest	$ 0
California | Multifamily | Subordinated Debt and Mezzanine
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	2
Interest Rate	13.40%
Prior Liens	$ 0
Unpaid Principal Balance	27,772
Carrying Amount	27,417
Principal Amount Subject to Delinquent Principal or Interest	$ 0
California | Mixed Use | Subordinated Debt and Mezzanine
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	12.90%
Prior Liens	$ 254,297
Unpaid Principal Balance	262,402
Carrying Amount	262,061
Principal Amount Subject to Delinquent Principal or Interest	$ 0
New York | Other | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Unpaid Principal Balance	$ 3,216
Carrying Amount	2,628
Principal Amount Subject to Delinquent Principal or Interest	$ 0
North Carolina | Office | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Unpaid Principal Balance	$ 475
Carrying Amount	0
Principal Amount Subject to Delinquent Principal or Interest	$ 0
North Carolina | Retail | Subordinated Debt and Mezzanine
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	5.70%
Prior Liens	$ 74,712
Unpaid Principal Balance	37,766
Carrying Amount	21,500
Principal Amount Subject to Delinquent Principal or Interest	$ 37,766
Texas | Land | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	14.00%
Prior Liens	$ 0
Unpaid Principal Balance	34,745
Carrying Amount	34,639
Principal Amount Subject to Delinquent Principal or Interest	$ 0
Virginia | Retail | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Unpaid Principal Balance	$ 19,555
Carrying Amount	19,455
Principal Amount Subject to Delinquent Principal or Interest	$ 0
Wisconsin | Residential | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Unpaid Principal Balance	$ 444
Carrying Amount	0
Principal Amount Subject to Delinquent Principal or Interest	$ 0
IRELAND / FRANCE | Office | Subordinated Debt and Mezzanine
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	11.00%
Prior Liens	$ 161,854
Unpaid Principal Balance	124,020
Carrying Amount	136,009
Principal Amount Subject to Delinquent Principal or Interest	$ 0
FRANCE | Residential | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	15.00%
Prior Liens	$ 0
Unpaid Principal Balance	19,254
Carrying Amount	18,788
Principal Amount Subject to Delinquent Principal or Interest	$ 0
FRANCE | Office | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	4.00%
Prior Liens	$ 0
Unpaid Principal Balance	866
Carrying Amount	732
Principal Amount Subject to Delinquent Principal or Interest	$ 0
FRANCE | Office | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Unpaid Principal Balance	$ 6,032
Carrying Amount	4,578
Principal Amount Subject to Delinquent Principal or Interest	$ 0
FRANCE | Retail | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	3.50%
Prior Liens	$ 0
Unpaid Principal Balance	2,497
Carrying Amount	2,920
Principal Amount Subject to Delinquent Principal or Interest	$ 2,497
FRANCE | Hospitality | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	10.00%
Prior Liens	$ 0
Unpaid Principal Balance	91,652
Carrying Amount	91,470
Principal Amount Subject to Delinquent Principal or Interest	$ 0
FRANCE | Hospitality | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Unpaid Principal Balance	$ 16,259
Carrying Amount	17,581
Principal Amount Subject to Delinquent Principal or Interest	$ 0
FRANCE | Other | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	3
Prior Liens	$ 0
Unpaid Principal Balance	6,743
Carrying Amount	6,866
Principal Amount Subject to Delinquent Principal or Interest	$ 1,633
FRANCE | Other | First Mortgage | Minimum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	3.50%
FRANCE | Other | First Mortgage | Maximum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	15.00%
IRELAND | Multifamily | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	3.10%
Prior Liens	$ 0
Unpaid Principal Balance	83,220
Carrying Amount	83,218
Principal Amount Subject to Delinquent Principal or Interest	$ 83,220
IRELAND | Multifamily | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	2
Unpaid Principal Balance	$ 5,360
Carrying Amount	739
Principal Amount Subject to Delinquent Principal or Interest	$ 0
IRELAND | Office | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	2.30%
Prior Liens	$ 0
Unpaid Principal Balance	45,220
Carrying Amount	45,216
Principal Amount Subject to Delinquent Principal or Interest	$ 45,220
IRELAND | Office | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	7
Unpaid Principal Balance	$ 73,206
Carrying Amount	20,318
Principal Amount Subject to Delinquent Principal or Interest	$ 0
IRELAND | Retail | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	7
Unpaid Principal Balance	$ 101,862
Carrying Amount	22,168
Principal Amount Subject to Delinquent Principal or Interest	$ 0
IRELAND | Hospitality | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	7
Unpaid Principal Balance	$ 55,293
Carrying Amount	0
Principal Amount Subject to Delinquent Principal or Interest	$ 0
IRELAND | Industrial | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	3
Unpaid Principal Balance	$ 89,477
Carrying Amount	14,740
Principal Amount Subject to Delinquent Principal or Interest	$ 0
IRELAND | Land | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	4
Unpaid Principal Balance	$ 107,099
Carrying Amount	25,642
Principal Amount Subject to Delinquent Principal or Interest	$ 0
IRELAND | Other | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	38
Unpaid Principal Balance	$ 591,970
Carrying Amount	7,022
Principal Amount Subject to Delinquent Principal or Interest	$ 0
Ireland Two | Office | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	12.50%
Prior Liens	$ 0
Unpaid Principal Balance	125,594
Carrying Amount	125,594
Principal Amount Subject to Delinquent Principal or Interest	$ 0
Ireland Two | Office | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Unpaid Principal Balance	$ 182,569
Carrying Amount	168,940
Principal Amount Subject to Delinquent Principal or Interest	$ 182,569
SPAIN | Office | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Unpaid Principal Balance	$ 9,585
Carrying Amount	4,733
Principal Amount Subject to Delinquent Principal or Interest	$ 0
SPAIN | Hospitality | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	11.00%
Prior Liens	$ 0
Unpaid Principal Balance	42,692
Carrying Amount	44,392
Principal Amount Subject to Delinquent Principal or Interest	$ 0
GERMANY | Retail | Subordinated Debt and Mezzanine
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	10.00%
Prior Liens	$ 126,485
Unpaid Principal Balance	114,449
Carrying Amount	123,282
Principal Amount Subject to Delinquent Principal or Interest	$ 0
UNITED KINGDOM | Retail | Subordinated Debt and Mezzanine
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Interest Rate	12.00%
Prior Liens	$ 118,314
Unpaid Principal Balance	64,161
Carrying Amount	64,161
Principal Amount Subject to Delinquent Principal or Interest	$ 64,161
UNITED KINGDOM | Healthcare | First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	5
Interest Rate	7.50%
Prior Liens	$ 0
Unpaid Principal Balance	48,330
Carrying Amount	48,330
Principal Amount Subject to Delinquent Principal or Interest	$ 0
BAHAMAS | Other | Purchased Credit-Impaired Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1
Unpaid Principal Balance	$ 25,397
Carrying Amount	2,997
Principal Amount Subject to Delinquent Principal or Interest	$ 25,397